Quarterly Holdings Report
for
Strategic Advisers® Emerging Markets Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
November 30, 2023
SAE-NPRT3-0124
1.918362.113
Common Stocks - 52.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 0.2%
Chunghwa Telecom Co. Ltd.	370,000	1,407,524
KT Corp.	149,855	3,864,042
LG Uplus Corp.	460,835	3,722,558
Ooredoo QSC	339,274	958,838
PT Telkom Indonesia Persero Tbk	13,513,483	3,285,884
Saudi Telecom Co.	45,153	462,784
		13,701,630
Entertainment - 0.8%
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	1,324,086	4,109,792
Com2uS Corp.	2,100	80,988
FriendTimes, Inc.	125,932	21,281
G-bits Network Technology Xiamen Co. Ltd. (A Shares)	57,917	2,080,183
Gravity Co. Ltd. ADR (a)(b)	279	20,373
IGG, Inc. (a)	421,000	177,858
International Games Systems Co. Ltd.	417,056	8,846,964
iQIYI, Inc. ADR (a)	308,525	1,385,277
JYP Entertainment Corp.	50,800	3,751,818
Kingnet Network Co. Ltd. (A Shares)	1,228,500	2,010,703
Kingsoft Corp. Ltd.	399,800	1,279,557
Mgame Corp. (a)	34,930	171,177
NetDragon WebSoft, Inc.	85,000	146,250
NetEase, Inc.	1,112,500	25,108,977
NetEase, Inc. ADR	104,420	11,849,582
Perfect World Co. Ltd. (A Shares)	883,773	1,561,657
UserJoy Technology Co. Ltd.	19,950	51,724
		62,654,161
Interactive Media & Services - 3.5%
Autohome, Inc. ADR Class A	135,987	3,713,805
Baidu, Inc.:
Class A (a)	323,650	4,802,680
sponsored ADR (a)	20,819	2,470,383
Focus Technology Co. Ltd. (A Shares)	46,100	197,029
Hello Group, Inc. ADR	113,713	734,586
JOYY, Inc. ADR	39,740	1,526,413
Kuaishou Technology Class B (a)(c)	323,300	2,388,131
NAVER Corp.	99,544	15,928,878
Tencent Holdings Ltd.	5,438,892	226,579,688
Weibo Corp. sponsored ADR	59,432	600,858
Yalla Group Ltd. ADR (a)(b)	9,140	54,931
Yandex NV Series A (a)(d)	331,800	4,247,040
		263,244,422
Media - 0.2%
Arabian Contracting Services Co.	68,747	3,393,828
Changjiang Publishing & Media Co. Ltd. (A Shares)	303,860	336,380
Cheil Worldwide, Inc.	5,436	81,842
Chinese Universe Publishing and Media Group Co. Ltd. (A Shares)	1,657,241	3,063,095
Focus Media Information Technology Co. Ltd. (A Shares)	3,429,100	3,142,591
Jagran Prakashan Ltd. (a)	30,888	35,562
Korea Business News Co. Ltd.	6,677	28,920
LG HelloVision Co. Ltd.	10,601	27,443
Media Prima Bhd	279,200	24,867
Shandong Publishing & Media Co. Ltd. (A Shares)	1,516,200	1,916,430
Woongjin Holdings Co. Ltd.	19,424	40,945
Xinhua Winshare Publishing and Media Co. Ltd.	18,795	16,338
Zhejiang Publishing & Media Co. Ltd.	174,000	192,135
		12,300,376
Wireless Telecommunication Services - 0.4%
Advanced Information Service PCL NVDR	40,500	249,618
America Movil S.A.B. de CV:
ADR	126,890	2,305,591
Series L	2,578,523	2,332,303
Bharti Airtel Ltd.	1,040,795	12,665,588
Etihad Etisalat Co.	312,261	3,845,517
Far EasTone Telecommunications Co. Ltd.	554,000	1,462,817
Intouch Holdings PCL NVDR	52,300	103,136
Mobile Telecommunication Co.	532,480	842,799
Mobile Telecommunications Co. Saudi Arabia	525,232	1,974,083
MTN Group Ltd.	1,277,600	6,976,521
TIM SA	584,900	2,048,674
Vodafone Qatar QSC (a)	93,166	47,082
		34,853,729
TOTAL COMMUNICATION SERVICES		386,754,318
CONSUMER DISCRETIONARY - 8.5%
Automobile Components - 0.3%
Ajin Industrial Co. Ltd. (a)	75,616	247,235
FIEM Industries Ltd.	3,311	79,079
Fras-Le SA	16,700	52,763
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	1,320,500	6,968,650
Class A	552,000	2,913,059
Guangdong Dongfang Precision Science & Technology Co. Ltd. (a)	553,700	386,397
Guizhou Tyre Co. Ltd. (A Shares)	248,800	214,063
Hankook Tire Co. Ltd.	30,312	1,057,544
HDC Hyundai Engineering Plastics Co. Ltd.	9,827	36,251
Hyundai Mobis	7,334	1,292,061
JK Tyre & Industries Ltd.	257,082	1,090,509
Lingyun Industrial Corp. Ltd. (A Shares)	630,960	784,252
MAHLE Metal Leve SA	47,165	302,995
Sandhar Technologies Ltd. (a)	11,178	67,678
Sejong Industrial Co. Ltd.	11,274	47,877
Seoyon Co. Ltd.	15,754	98,777
Shenzhen Kedali Industry Co. Ltd.	254,490	3,140,003
Somboon Advance Technology PCL NVDR unit	71,100	34,977
Tianneng Power International Ltd.	437,826	359,843
Triangle Tyre Co. Ltd.	191,800	397,778
Yoosung Enterprise Co. Ltd.	12,624	28,407
		19,600,198
Automobiles - 1.4%
Bajaj Auto Ltd.	128,742	9,403,710
Brilliance China Automotive Holdings Ltd.	2,388,000	1,280,929
BYD Co. Ltd. (H Shares)	734,183	19,732,350
Dongfeng Motor Group Co. Ltd. (H Shares)	1,004,000	503,844
Eicher Motors Ltd.	42,058	1,965,578
Guangzhou Automobile Group Co. Ltd. (H Shares)	1,128,000	522,750
Hyundai Motor Co. Ltd.	126,444	17,927,937
Kia Corp.	335,361	22,162,180
Li Auto, Inc.:
ADR (a)	327,997	12,119,489
Class A (a)	16,400	303,234
Loncin Motor Co. Ltd.	2,186,900	1,746,762
Mahindra & Mahindra Ltd.	712,949	14,088,744
Maruti Suzuki India Ltd.	18,410	2,342,278
SAIC Motor Corp. Ltd. (A Shares)	407,400	849,481
Tata Motors Ltd.	293,066	2,482,782
UMW Holdings Bhd	40,100	42,170
		107,474,218
Broadline Retail - 3.3%
Alibaba Group Holding Ltd.	9,351,404	86,925,160
Alibaba Group Holding Ltd. sponsored ADR (a)	286,091	21,422,494
JD.com, Inc.:
Class A	341,529	4,658,492
sponsored ADR	139,839	3,835,784
MercadoLibre, Inc. (a)	9,033	14,637,615
MINISO Group Holding Ltd. ADR	176,875	4,480,244
Naspers Ltd. Class N	102,780	18,938,345
Ozon Holdings PLC ADR (a)(b)(d)	52,200	689,040
PDD Holdings, Inc. ADR (a)	516,620	76,170,453
Prosus NV	89,139	2,947,036
PT Mitra Adiperkasa Tbk	6,036,308	679,133
Savezon I&C Corp.	11,337	20,758
Vipshop Holdings Ltd. ADR (a)	794,228	12,731,475
Woolworths Holdings Ltd.	467,079	1,672,453
		249,808,482
Diversified Consumer Services - 0.5%
Human Soft Holding Co. KSCC	32,403	315,797
Multicampus Co. Ltd.	955	23,510
New Oriental Education & Technology Group, Inc. (a)	1,391,700	11,319,216
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	257,257	20,935,575
TAL Education Group ADR (a)	104,421	1,308,395
Visang Education, Inc.	8,025	33,400
		33,935,893
Hotels, Restaurants & Leisure - 1.7%
Americana Restaurants International PLC	4,682,404	4,243,682
Arcos Dorados Holdings, Inc. Class A	167,847	1,945,347
Atour Lifestyle Holdings Ltd. ADR	73,040	1,300,842
DOUBLEUGAMES Co. Ltd.	1,533	53,013
EIH Associated Hotels	4,034	21,207
Famous Brands Ltd.	971	3,040
Gourmet Master Co. Ltd.	44,000	140,145
H World Group Ltd. ADR (a)	160,387	5,866,956
HJ Magnolia Yongpyong Hotel & Resort Corp. (a)	9,677	23,562
Jiumaojiu International Holdings Ltd. (c)	1,668,000	1,684,805
Jollibee Food Corp.	679,850	2,777,249
La Kaffa International Co. Ltd.	7,000	26,309
Las Vegas Sands Corp.	132,742	6,122,061
Leejam Sports Co. JSC	23,668	1,042,237
Luckin Coffee, Inc. ADR (a)	45,600	1,523,496
MakeMyTrip Ltd. (a)	46,773	1,975,224
Meituan Class B (a)(c)	2,433,253	28,168,562
Minor International PCL NVDR	362,400	279,203
MK Restaurants Group PCL NVDR unit	29,200	32,816
OPAP SA	166,900	2,670,559
Sands China Ltd. (a)	689,200	1,690,509
Shangri-La Asia Ltd. (a)	5,578,000	3,684,723
Tongcheng Travel Holdings Ltd. (a)	1,674,000	3,081,705
Trip.com Group Ltd. (a)	4,000	140,494
Trip.com Group Ltd. ADR (a)	690,285	24,284,226
Wonderla Holidays Ltd.	9,374	110,605
Wowprime Corp.	261,685	2,033,735
Yum China Holdings, Inc. (b)	495,422	21,392,322
Yum China Holdings, Inc. (Hong Kong)	92,386	3,905,350
Zomato Ltd. (a)	7,187,206	10,218,429
		130,442,413
Household Durables - 0.6%
Daewon Co. Ltd.	1,538	6,378
Guangdong Homa Appliances Co. Ltd. (A Shares) (a)	141,700	142,767
Guangdong Vanward New Electric Co. Ltd. (A Shares)	241,000	283,678
Haier Smart Home Co. Ltd.	1,090,066	3,152,074
Haier Smart Home Co. Ltd. (A Shares)	4,328,141	13,415,797
Hisense Electric Co. Ltd.	67,581	221,600
Hisense Home Appliances Group Co. Ltd. (H Shares)	117,365	289,082
La Opala RG Ltd.	10,026	45,824
LG Electronics, Inc.	91,653	7,241,423
Midea Group Co. Ltd. (A Shares)	2,160,867	15,645,752
Skyworth Group Ltd.	2,109,457	829,060
TCL Electronics Holdings Ltd.	591,000	199,741
Vatti Corp. Ltd. (A Shares)	856,200	758,267
Viomi Technology Co. Ltd. ADR Class A (a)	71,922	66,168
Zhejiang Meida Industal Co. Ltd. (A Shares)	217,300	316,682
Zhejiang Supor Cookware Co. Ltd.	142,300	1,042,088
Zhiou Home Furnishing Technology Co. Ltd.	59,100	191,596
		43,847,977
Leisure Products - 0.0%
Xiamen Comfort Science & Technology Group Co. Ltd. (A Shares)	371,000	401,348
Specialty Retail - 0.2%
Beijing Caishikou Department Store Co. Ltd. (A Shares)	283,900	536,272
Bermaz Auto Bhd	183,300	90,873
China Harmony Auto Holding Ltd.	509,691	45,023
Dogus Otomotiv Servis ve Ticaret A/S	138,459	1,175,752
EEKA Fashion Holdings Ltd.	65,065	120,613
Fawaz Abdulaziz Al Hokair & Co. (a)	139,286	603,703
Foschini Group Ltd./The	313,158	1,816,860
Grand Baoxin Auto Group Ltd. (a)	209,460	5,524
HLA Group Corp. Ltd. (A Shares)	1,593,000	1,692,057
Index Living Mall PCL NVDR	230,500	153,145
Lewis Group Ltd.	7,250	15,960
Lojas Renner SA (a)	257,092	855,049
LOTTE Hi-Mart Co. Ltd.	125	995
Pepkor Holdings Ltd. (c)	730,300	721,341
Pou Sheng International (Holdings) Ltd.	265,273	23,433
Shan-Loong Transportation Co. Ltd.	23,000	22,454
SSI Group, Inc.	130,000	6,562
Truworths International Ltd.	90,926	369,420
United Electronics Co.	7,179	151,368
Vibra Energia SA (a)	40,700	193,079
Zhongsheng Group Holdings Ltd. Class H	3,190,000	7,636,757
		16,236,240
Textiles, Apparel & Luxury Goods - 0.5%
Anta Sports Products Ltd.	225,200	2,348,206
Arezzo Industria e Comercio SA	228,338	2,752,832
Arvind Mills Ltd.	81,229	220,211
Baoxiniao Holding Co. Ltd. (A Shares)	1,804,400	1,504,457
Cabbeen Fashion Ltd.	75,881	11,074
CECEP COSTIN New Materials Group Ltd. (a)(d)	741,000	1
Century Enka Ltd.	5,958	29,928
ECLAT Textile Co. Ltd.	460,000	8,688,368
GHCL Textiles Ltd.	29,260	24,564
Joeone Co. Ltd.	62,100	90,501
Kddl Ltd.	299	10,735
Kewal Kiran Clothing Ltd.	12,217	116,986
LF Corp.	4,141	44,091
Li Ning Co. Ltd.	1,210,000	3,369,158
Makalot Industrial Co. Ltd.	95,000	1,083,259
Pou Chen Corp.	1,287,000	1,266,668
Sabina Public Co. Ltd. NVDR	10,600	8,017
Safari Industries India Ltd.	4,234	224,836
Samsonite International SA (a)(c)	1,078,500	3,147,978
Shenzhen Fuanna Bedding & Furnishing Co. Ltd. (A Shares)	235,400	297,868
Shenzhou International Group Holdings Ltd.	1,215,400	12,198,656
Sutlej Textiles & Industries Ltd.	10,634	8,079
Titan Co. Ltd.	39,698	1,661,848
Vardhman Textiles Ltd.	19,291	93,803
Weiqiao Textile Co. Ltd. (H Shares) (a)(d)	92,364	20,220
Welspun India Ltd.	65,932	124,102
Youngone Corp.	26,212	881,228
Zhejiang Semir Garment Co. Ltd. (A Shares)	1,298,500	1,117,224
		41,344,898
TOTAL CONSUMER DISCRETIONARY		643,091,667
CONSUMER STAPLES - 3.3%
Beverages - 1.2%
Becle S.A.B. de CV	401,343	680,748
Budweiser Brewing Co. APAC Ltd. (c)	4,777,800	8,453,035
China Resources Beer Holdings Co. Ltd.	592,000	2,667,725
Coca-Cola FEMSA S.A.B. de CV sponsored ADR	14,942	1,264,840
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	165,862	21,046,229
Fraser & Neave Holdings Bhd	2,200	13,296
Haad Thip Co. Ltd. NVDR	194,000	87,758
Heineken Malaysia Bhd	6,000	28,510
Kweichow Moutai Co. Ltd. (A Shares) (a)	130,224	32,691,721
Nongfu Spring Co. Ltd. (H Shares) (c)	404,400	2,308,993
Power Root Bhd	59,000	24,691
Tsingtao Brewery Co. Ltd. (H Shares)	739,000	4,881,697
Varun Beverages Ltd.	161,501	2,140,228
Wuliangye Yibin Co. Ltd. (A Shares)	540,788	11,302,649
		87,592,120
Consumer Staples Distribution & Retail - 1.3%
Abdullah Al Othaim Markets Co.	16,430	55,183
Al-Dawaa Medical Services Co.	18,736	510,414
Bid Corp. Ltd.	188,720	4,137,249
CarrefourSA Carrefour Sabanci Ticaret Merkezi A/S (a)	9,671	39,186
Clicks Group Ltd.	283,884	4,444,561
CP ALL PCL (For. Reg.)	1,200	1,764
Jeronimo Martins SGPS SA	169,026	4,176,455
Migros Turk Ticaret A/S	171,192	2,132,841
Nahdi Medical Co.	85,472	3,093,988
PT Sumber Alfaria Trijaya Tbk	9,392,200	1,737,951
PUREGOLD Price Club, Inc.	8,136,900	3,989,971
Raia Drogasil SA	4,467,907	25,489,141
Sendas Distribuidora SA	2,257,000	5,929,036
Shoprite Holdings Ltd.	958,958	13,081,151
Sok Marketler Ticaret A/S	320,313	649,495
Wal-Mart de Mexico SA de CV Series V	5,293,863	20,753,613
X5 Retail Group NV GDR (Reg. S) (a)(d)	10,262	120,681
Yifeng Pharmacy Chain Co. Ltd.	1,224,329	6,540,049
		96,882,729
Food Products - 0.5%
AVI Ltd.	360,936	1,499,748
Bombay Burmah Trading Co.	4,995	81,509
Chacha Food Co. Ltd. (A Shares)	411,900	2,203,726
Cheng de Lolo Co. Ltd. Class A	20,900	23,986
China Mengniu Dairy Co. Ltd.	5,757,496	18,058,281
DCM Shriram Industries Ltd.	14,197	28,064
Dhampur Bio Organics Ltd.	28,099	55,974
Dhampur Sugar Mills Ltd.	42,112	138,281
Dwarikesh Sugar Industries Ltd.	32,054	34,963
Gruma S.A.B. de CV Series B	574,375	10,644,548
Indofood Sukses Makmur Tbk PT	3,632,000	1,504,552
JBS SA	151,082	712,429
Kaveri Seed Co. Ltd.	17,362	126,160
Maeil Dairies Co. Ltd.	702	23,331
Magadh Sugar & Energy Ltd. (a)	2,554	24,723
Minerva SA	238,200	351,344
NongShim Co. Ltd.	2,293	715,322
PT Indofood CBP Sukses Makmur Tbk	1,617,000	1,204,149
PT Japfa Comfeed Indonesia Tbk	525,400	39,803
PT Mayora Indah Tbk	116,490	19,152
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	466,264	27,657
PT Triputra Agro Persada	990,800	34,496
Saudi Dairy & Foodstuffs Co.	505	42,941
SKM Egg Products Export Ltd.	9,149	42,336
SLC Agricola SA	35,900	274,827
The National Agriculture Development Co. (a)	25,343	153,889
Three-A Resources Bhd	93,000	17,464
Uni-President China Holdings Ltd.	105,000	67,210
Uni-President Enterprises Corp.	1,224,000	2,845,968
United Plantations Bhd	16,500	57,498
Universal Robina Corp.	497,180	1,012,824
Xiangpiaopiao Food Co. Ltd.	74,605	159,847
		42,227,002
Household Products - 0.0%
Jyothy Laboratories Ltd.	45,684	238,027
Opple Lighting Co. Ltd. (A Shares)	171,300	439,757
		677,784
Personal Care Products - 0.2%
Able C&C Ltd.	5,949	32,357
AMOREPACIFIC Corp.	45,830	4,558,848
Bajaj Consumer Care Ltd.	34,018	90,182
Colgate-Palmolive Ltd.	71,343	1,879,082
Emami Ltd.	35,733	216,906
Gillette India Ltd.	254	19,389
Hindustan Unilever Ltd.	270,356	8,253,537
Procter & Gamble Hygiene & Hea	880	181,945
		15,232,246
Tobacco - 0.1%
Godfrey Phillips India Ltd.	5,107	123,999
ITC Ltd.	1,177,558	6,154,489
PT Gudang Garam Tbk	229,700	312,857
		6,591,345
TOTAL CONSUMER STAPLES		249,203,226
ENERGY - 2.0%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd. (H Shares)	664,000	714,042
Deep Industries Ltd.	26,757	86,705
		800,747
Oil, Gas & Consumable Fuels - 2.0%
3R Petroleum Oleo e Gas SA (a)	244,454	1,488,959
Adnoc Gas PLC	2,506,300	2,238,408
Bangchak Corp. PCL:
(For. Reg.)	560,500	689,334
NVDR	174,200	214,241
Banpu PCL NVDR	6,980,100	1,470,222
Bharat Petroleum Corp. Ltd.	196,546	1,027,009
Chennai Petroleum Corp. Ltd.	152,630	1,218,086
China Coal Energy Co. Ltd. (H Shares)	168,000	142,378
China Merchants Energy Shipping Co. Ltd. (A Shares)	2,634,960	2,219,108
China Petroleum & Chemical Corp. (H Shares)	8,038,000	4,136,669
Coal India Ltd.	2,962,434	12,155,917
COSCO Shipping Energy Transportation Co. Ltd. (H Shares)	434,000	421,149
Exxaro Resources Ltd. (b)	166,842	1,661,672
Gazprom OAO (a)(d)	1,235,592	133,709
Gazprom OAO sponsored ADR (Reg. S) (a)(d)	968,777	221,307
Hindustan Petroleum Corp. Ltd. (a)	398,578	1,660,602
Indian Oil Corp. Ltd.	2,422,089	3,246,087
Lanna Resources PCL NVDR	67,600	28,668
LUKOIL PJSC (a)(d)	165,638	53,020
LUKOIL PJSC sponsored ADR (a)(d)	220,355	62,336
Mangalore Refinery & Petrochemicals Ltd. (a)	117,420	170,815
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	191,651	1,525,961
Oil & Natural Gas Corp. Ltd.	2,768,395	6,472,526
Oil India Ltd.	77,714	284,450
OMV AG	25,139	1,071,293
PetroChina Co. Ltd. (H Shares)	34,448,000	22,623,410
Petronas Dagangan Bhd	46,200	221,110
Petronet LNG Ltd.	111,563	271,338
Prio SA (a)	1,790,814	16,710,941
PT Adaro Energy Indonesia Tbk	46,838,100	7,912,045
PT Baramulti Suksessarana Tbk	28,475	6,976
PT Bukit Asam Tbk	5,256,626	820,183
PT Indika Energy Tbk	1,227,841	116,768
PT Indo Tambangraya Megah Tbk	586,700	928,658
PT TBS Energi Utama Tbk	536,600	8,511
PT United Tractors Tbk	1,557,700	2,199,460
PTT Exploration and Production PCL:
(For. Reg.)	709,900	3,040,708
NVDR	831,300	3,560,700
PTT PCL NVDR	1,263,000	1,240,861
Reliance Industries Ltd.	973,485	27,756,400
Rosneft Oil Co. OJSC (a)(d)	634,013	109,654
Saudi Arabian Oil Co. (c)	578,508	5,119,676
Sinopec Kantons Holdings Ltd.	28,235	10,988
Susco Public Co. Ltd. NVDR unit	49,300	5,966
Tatneft PAO sponsored ADR (a)(d)	28,136	25,979
Thai Oil PCL NVDR	160,500	233,694
TotalEnergies SE	69,057	4,706,871
Turkiye Petrol Rafinerileri A/S	339,983	1,800,275
Ultrapar Participacoes SA	509,300	2,612,697
Vista Energy S.A.B. de CV ADR (a)	44,929	1,385,161
		147,442,956
TOTAL ENERGY		148,243,703
FINANCIALS - 11.2%
Banks - 7.8%
Absa Group Ltd.	1,519,885	14,009,427
Agricultural Bank of China Ltd. (H Shares)	17,329,980	6,411,691
Akbank TAS	551,306	642,278
Al Rajhi Bank	1,059,260	21,572,028
Alinma Bank	720,681	6,877,350
Alliance Bank Malaysia Bhd	59,900	44,094
Arab National Bank	725	4,638
Axis Bank Ltd.	2,765,389	35,627,396
Axis Bank Ltd. sponsored GDR (Reg. S)	88,154	5,650,671
Banco de Chile	17,792,843	1,998,902
Banco do Brasil SA	1,156,959	12,756,507
Banco Santander Chile sponsored ADR	166,416	3,256,761
Bangkok Bank PCL:
(For. Reg.)	365,285	1,559,458
NVDR	1,559,100	6,656,039
Bank of Baroda	1,041,237	2,461,267
Bank of China Ltd. (H Shares)	6,760,000	2,476,791
Bank of Communications Co. Ltd. (H Shares)	1,827,703	1,078,657
Bank Polska Kasa Opieki SA	124,756	4,382,628
BDO Unibank, Inc.	1,403,406	3,377,586
BNK Financial Group, Inc.	85,128	469,568
Canara Bank Ltd.	237,793	1,149,425
Capitec Bank Holdings Ltd.	259,897	27,031,770
China CITIC Bank Corp. Ltd. (H Shares)	1,234,000	557,656
China Construction Bank Corp. (H Shares)	51,500,871	29,777,477
China Merchants Bank Co. Ltd. (H Shares)	2,220,500	7,749,584
China Minsheng Banking Corp. Ltd. (H Shares)	1,024,000	342,150
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	1,587,081	587,183
CIMB Group Holdings Bhd	1,542,800	1,870,763
Credicorp Ltd. (United States)	131,882	16,555,147
CTBC Financial Holding Co. Ltd.	9,559,000	8,327,132
Dcb Bank Ltd.	51,533	69,435
DGB Financial Group Co. Ltd.	80,436	525,988
Emirates NBD Bank PJSC	729,199	3,494,548
Eurobank Ergasias Services and Holdings SA (a)	1,888,361	3,475,818
First Abu Dhabi Bank PJSC	577,953	2,159,131
Grupo Financiero Banorte S.A.B. de CV Series O	4,018,721	37,370,160
Gulf Bank	538,253	440,777
Hana Financial Group, Inc.	333,425	10,683,657
HDFC Bank Ltd.	3,417,648	64,080,259
HDFC Bank Ltd. sponsored ADR	107,876	6,476,875
Hong Leong Credit Bhd	23,800	82,236
ICICI Bank Ltd.	2,830,229	31,611,304
ICICI Bank Ltd. sponsored ADR	832,883	18,465,016
Indian Bank	69,287	329,804
Industrial & Commercial Bank of China Ltd. (H Shares)	36,212,970	17,231,136
KB Financial Group, Inc.	491,594	19,728,229
Kotak Mahindra Bank Ltd.	176,812	3,722,397
Krung Thai Bank PCL:
(For. Reg.)	2,355,000	1,211,790
NVDR	3,506,600	1,804,357
National Bank of Greece SA (a)	3,475,673	23,766,503
Nova Ljubljanska banka d.d. GDR	358,945	6,446,742
Nu Holdings Ltd. (a)	800,594	6,516,835
OTP Bank PLC	329,642	13,703,996
Piraeus Financial Holdings SA (a)	580,902	2,061,337
Powszechna Kasa Oszczednosci Bank SA (a)	227,538	2,703,112
PT Bank Central Asia Tbk	47,494,744	27,483,258
PT Bank Danamon Indonesia Tbk Series A	355,601	65,343
PT Bank Mandiri (Persero) Tbk	11,859,124	4,472,977
PT Bank Negara Indonesia (Persero) Tbk	7,341,000	2,496,697
PT Bank Rakyat Indonesia (Persero) Tbk	27,593,221	9,384,542
Qatar National Bank SAQ	1,154,293	4,977,314
Santander Bank Polska SA	2,816	349,669
Saudi Awwal Bank	165,276	1,530,945
Sberbank of Russia (a)(d)	2,908,251	18,492
Sberbank of Russia:
(RTSX) (a)(d)	328,709	2,090
sponsored ADR (a)(d)	1,288,149	22,929
Sharjah Islamic Bank	49,446	31,774
Shinhan Financial Group Co. Ltd.	186,517	5,280,867
Standard Bank Group Ltd.	794,348	8,436,807
TCS Group Holding PLC GDR (a)(d)	56,354	653,706
The Karnataka Bank Ltd.	313,067	821,875
The Karur Vysya Bank Ltd.	528,830	980,818
The Saudi National Bank	2,036,867	18,976,010
Union Bank of India Ltd.	920,125	1,190,116
Woori Financial Group, Inc.	124,823	1,250,295
		591,849,990
Capital Markets - 0.6%
Alexander Forbes Group Holdings Ltd.	888	271
Angel One Ltd.	54,979	2,022,407
B3 SA - Brasil Bolsa Balcao	1,461,100	3,948,077
Banco BTG Pactual SA unit	2,688,658	19,413,640
BSE Ltd.	31,306	929,967
Central Depository Services (India) Ltd.	8,584	194,960
China Galaxy Securities Co. Ltd. (H Shares)	2,619,000	1,401,485
Daishin Securities Co. Ltd.	3,234	35,877
HDFC Asset Management Co. Ltd. (c)	65,949	2,348,666
Hong Kong Exchanges and Clearing Ltd.	197,000	6,974,300
IIFL Securities Ltd.	31,762	43,958
Kiwoom Securities Co. Ltd.	7,743	549,816
Korea Investment Holdings Co. Ltd.	16,726	770,772
Motilal Oswal Financial Services Ltd.	2,593	37,351
Nahar Capital & Finance Services Ltd.	1,596	5,691
Noah Holdings Ltd. sponsored ADR	30,266	388,010
Prudent Corporate Advisory Services Ltd.	1,292	19,633
Samsung Securities Co. Ltd.	28,763	867,415
VLS Finance Ltd.	24,557	58,769
XP, Inc. Class A	370,200	8,621,958
		48,633,023
Consumer Finance - 0.4%
Bajaj Finance Ltd.	92,307	7,884,116
FinVolution Group ADR	144,801	641,468
Fusion Micro Finance Ltd.	10,485	70,857
Gentera S.A.B. de CV	5,272,316	6,098,444
Kaspi.KZ JSC GDR (Reg. S)	58,996	6,017,592
Manappuram General Finance & Leasing Ltd.	1,351,091	2,663,845
Qifu Technology, Inc. ADR	84,253	1,307,607
Repco Home Finance Ltd.	17,748	84,097
Shriram Transport Finance Co. Ltd.	85,982	2,069,763
Ujjivan Financial Services Ltd.	71,558	473,031
		27,310,820
Financial Services - 0.7%
Chailease Holding Co. Ltd.	3,978,931	23,572,467
FirstRand Ltd.	2,829,357	10,120,472
Indiabulls Housing Finance Ltd.	205,419	502,936
Jio Financial Services Ltd.	224,702	618,191
LIC Housing Finance Ltd. (a)	203,712	1,199,923
Power Finance Corp. Ltd.	1,339,531	5,380,101
PTC India Financial Services Ltd.	101,466	39,548
REC Ltd.	1,836,485	7,680,011
Yuanta Financial Holding Co. Ltd.	391,642	324,331
		49,437,980
Insurance - 1.7%
AIA Group Ltd.	4,237,984	36,434,509
Caixa Seguridade Participacoes	62,300	144,673
Cathay Financial Holding Co. Ltd.	2,830,286	4,191,881
China Life Insurance Co. Ltd. (H Shares)	16,683,559	22,597,014
China Pacific Insurance (Group) Co. Ltd. (H Shares)	5,595,400	11,819,300
China Taiping Insurance Group Ltd.	2,335,834	2,117,151
Db Insurance Co. Ltd.	18,264	1,176,056
Hanwha Life Insurance Co. Ltd. (a)	130,319	277,210
HDFC Standard Life Insurance Co. Ltd. (c)	1,777,046	14,721,160
Hyundai Marine & Fire Insurance Co. Ltd.	33,666	808,077
Momentum Metropolitan Holdings	150,789	160,858
New China Life Insurance Co. Ltd. (H Shares)	231,900	460,160
Old Mutual Ltd.	527,907	322,044
OUTsurance Group Ltd.	254,415	560,081
PICC Property & Casualty Co. Ltd. (H Shares)	3,086,000	3,583,273
Ping An Insurance Group Co. of China Ltd. (H Shares)	1,905,055	8,737,822
Powszechny Zaklad Ubezpieczen SA	1,031,008	11,750,847
PT Panin Financial Tbk (a)	2,868,938	48,833
Samsung Fire & Marine Insurance Co. Ltd.	44,834	8,967,835
Samsung Life Insurance Co. Ltd.	18,155	977,690
Sanlam Ltd.	170,247	613,300
Saudi Arabian Cooperative Insurance Co.	15,991	60,358
Tong Yang Life Insurance Co. Ltd. (a)	6,771	23,206
		130,553,338
TOTAL FINANCIALS		847,785,151
HEALTH CARE - 1.7%
Biotechnology - 0.2%
Innovent Biologics, Inc. (a)(c)	1,878,500	11,014,210
PharmaResearch Co. Ltd.	6,704	559,075
		11,573,285
Health Care Equipment & Supplies - 0.2%
Classys, Inc.	24,452	784,435
Cofoe Medical Technology Co. Ltd. (A Shares)	37,510	202,629
Edan Instruments, Inc. (A Shares)	496,600	757,121
Jiangsu Bioperfectus Technologies Co., Ltd. (A Shares) (a)	24,125	183,435
Kossan Rubber Industries Bhd	159,200	55,008
Rayence Co. Ltd.	12,372	86,995
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	336,925	13,732,895
Xiangyu Medical Co. Ltd. (A Shares)	92,861	731,047
		16,533,565
Health Care Providers & Services - 0.4%
Apollo Hospitals Enterprise Ltd.	115,578	7,663,732
Bangkok Dusit Medical Services PCL:
(For. Reg.)	1,128,300	837,373
NVDR	2,680,100	1,989,048
Bumrungrad Hospital PCL (For. Reg.)	410,300	2,586,850
Ekachai Medical Care PCL NVDR	585,070	121,579
Hapvida Participacoes e Investimentos SA (a)(c)	10,263,652	9,112,496
Indraprastha Medical Corp. Ltd.	22,405	56,588
National Medical Care Co.	10,593	400,396
Netcare Ltd.	5,879,466	4,310,283
Rede D'Oregon Sao Luiz SA (c)	394,268	2,130,724
Shalby Ltd.	6,366	23,404
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	451,900	654,886
Sinopharm Group Co. Ltd. (H Shares)	390,000	967,598
		30,854,957
Life Sciences Tools & Services - 0.2%
WuXi AppTec Co. Ltd. (H Shares) (c)	563,096	6,595,994
Wuxi Biologics (Cayman), Inc. (a)(c)	1,879,037	10,464,085
		17,060,079
Pharmaceuticals - 0.7%
Alembic Pharmaceuticals Ltd.	18,248	163,215
Aspen Pharmacare Holdings Ltd.	305,882	3,003,935
Aurobindo Pharma Ltd.	241,364	3,014,915
Caplin Point Laboratories Ltd.	16,529	248,778
Chengdu Kanghong Pharmaceutical Group Co. Ltd. (A Shares)	93,900	250,137
China Resources Pharmaceutical Group Ltd. (c)	1,015,500	634,419
Dr. Reddy's Laboratories Ltd.	29,330	2,038,099
Glenmark Pharmaceuticals Ltd.	72,974	682,586
Hansoh Pharmaceutical Group Co. Ltd. (c)	5,468,000	11,074,182
Hypera SA (a)	311,100	2,135,077
JW Holdings Corp.	10,771	29,209
Mankind Pharma Ltd.	116,000	2,639,886
Natco Pharma Ltd.	104,620	994,344
Neuland Laboratories Ltd.	3,097	203,053
Richter Gedeon PLC	846,027	21,323,306
Zydus Lifesciences Ltd.	51,101	390,720
		48,825,861
TOTAL HEALTH CARE		124,847,747
INDUSTRIALS - 3.8%
Aerospace & Defense - 0.4%
Bharat Electronics Ltd.	724,086	1,266,975
Embraer SA (a)	694,824	3,035,060
Hanwha Aerospace Co. Ltd.	12,424	1,203,355
Hindustan Aeronautics Ltd.	488,518	13,942,592
Korea Aerospace Industries Ltd.	350,726	12,506,174
Mazagon Dock Shipbuilders Ltd.	46,043	1,111,442
		33,065,598
Air Freight & Logistics - 0.1%
Dimerco Express Corp.	162,558	409,036
Hyundai Glovis Co. Ltd.	16,032	2,142,369
Transport Corp. of India Ltd.	11,277	116,215
ZTO Express, Inc. sponsored ADR	161,217	3,598,363
		6,265,983
Building Products - 0.0%
Cera Sanitaryware Ltd.	3,493	359,720
LX Hausys Ltd.	1,397	48,363
Prince Pipes & Fittings Ltd. (a)	3,039	25,115
PT Mulia Industrindo Tbk	3,789,084	107,003
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	66,200	138,778
		678,979
Commercial Services & Supplies - 0.0%
Ion Exchange (INDIA) Ltd.	15,350	107,288
L&K Engineering Co. Ltd.	59,000	274,366
Radiant Cash Management Services Ltd.	49,853	52,703
		434,357
Construction & Engineering - 0.5%
Ahluwalia Contracts (India) Ltd.	6,288	61,728
Ashoka Buildcon Ltd. (a)	155,553	261,920
China Railway Group Ltd. (H Shares)	4,217,000	1,851,716
China State Construction International Holdings Ltd.	518,000	600,807
Daewoo Engineering & Construction Co. Ltd. (a)	215,422	768,980
DL E&C Co. Ltd.	20,982	618,233
ITD Cementation India Ltd.	200,636	649,794
Kumhoe&C Co. Ltd.	6,529	27,375
Larsen & Toubro Ltd.	617,120	23,011,279
Metallurgical Corp. China Ltd. (H Shares)	3,556,205	673,791
Ncc Ltd.	483,483	965,714
Orascom Construction PLC	1,460	8,836
Power Mech Projects Ltd.	2,449	122,335
Shanghai Pudong Construction Co. Ltd. (A Shares)	282,058	253,353
Sinopec Engineering Group Co. Ltd. (H Shares)	574,738	296,518
Techno Electric & Engineering Co. Ltd.	5,288	45,137
Voltas Ltd.	425,188	4,221,897
Welspun Enterprises Ltd.	46,513	184,444
		34,623,857
Electrical Equipment - 0.6%
Bharat Heavy Electricals Ltd.	4,511,400	9,222,121
China High Speed Transmission Equipment Group Co. Ltd. (a)	378	85
Contemporary Amperex Technology Co. Ltd.	504,592	11,808,284
DONGYANG E&P, Inc.	21,665	335,846
Elecon Engineering Co. Ltd.	41,736	471,953
Electrical Industries Co.	835,720	556,924
Harbin Electric Machinery Co. Ltd.(H Shares)	565,906	152,863
HD Hyundai Electric Co. Ltd.	16,128	1,043,478
Hongfa Technology Co. Ltd. (A Shares)	407,156	1,660,289
KEI Industries Ltd.	45,015	1,555,089
LS Corp.	21,319	1,389,175
Middle East Specialized Cables Co. (a)	16,751	81,980
NARI Technology Co. Ltd.:
(A Shares)	1,311,292	4,044,356
(A Shares)	240,800	742,688
Riyadh Cables Group Co.	14,374	301,159
Sieyuan Electric Co. Ltd.:
(A Shares)	72,800	505,379
(A Shares)	779,108	5,408,584
TD Power Systems Ltd. (a)	42,075	139,799
Triveni Turbine Ltd. (a)	167,479	865,384
Weg SA	362,621	2,518,872
		42,804,308
Ground Transportation - 0.5%
Globaltrans Investment PLC GDR (Reg. S) (a)(d)	13,245	4,580
Localiza Rent a Car SA	2,617,611	31,930,063
Localiza Rent a Car SA	13,864	159,144
PT Rmk Energy Tbk	2,594,800	105,398
United International Transportation Co.	145,019	2,597,701
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	2,189,200	4,105,264
		38,902,150
Industrial Conglomerates - 0.2%
Aamal Co. (a)	177,954	40,762
AG Anadolu Grubu Holding A/S	20,835	137,384
AK Holdings, Inc.	1,601	21,924
Apar Industries Ltd.	2,300	153,955
Astra Industrial Group	27,108	800,631
Bidvest Group Ltd./The	50,333	629,508
CITIC Pacific Ltd.	1,042,000	981,798
CITIC Resources Holdings Ltd.	590,000	24,925
CJ Corp.	15,268	1,080,629
GS Holdings Corp.	28,871	917,315
Hanwha Corp.	33,473	659,237
Industries Qatar QSC (a)	142,329	488,633
Koc Holding A/S	491,021	2,406,195
Kolon Corp.	6,373	85,065
LG Corp.	21,330	1,380,046
Multiply Group (a)	1,050,206	1,003,723
Mytilineos SA	23,136	925,243
Nava Bharat Ventures Ltd.	157,633	722,726
PT Astra International Tbk	6,588,700	2,293,938
Thoresen Thai Agencies PCL NVDR	685,000	101,675
		14,855,312
Machinery - 1.2%
Action Construction Equipment Ltd.	3,239	32,562
AIA Engineering Ltd.	2,974	128,102
Airtac International Group	276,279	9,547,800
Canny Elevator Co. Ltd. (A Shares)	157,100	175,675
China International Marine Containers Group Co. Ltd. (H Shares)	645,231	388,231
Doosan Bobcat, Inc.	29,235	1,025,592
DY POWER Corp.	5,260	50,745
Force Motors Ltd. (a)	3,197	159,413
Hangcha Group Co. Ltd. (A Shares)	626,000	1,954,427
HD Hyundai Construction Equipment Co. Ltd.	13,504	505,420
Hd Hyundai Infracore Co. Ltd.	148,805	894,078
HIWIN Technologies Corp.	1,332,490	9,697,858
Huaming Power Equipement Co. Ltd.	486,695	917,977
Hyundai Mipo Dockyard Co. Ltd. (a)	121,890	7,604,938
ISGEC Heavy Engineering Ltd.	5,093	56,706
Jiangsu Rainbow Heavy Industries Co. Ltd. (A Shares)	110,800	83,066
Kirloskar Brothers Ltd.	22,844	269,307
Nova Technology Corp.	9,000	37,983
NRB Bearings Ltd.	52,129	172,892
Roto Pumps Ltd.	13,214	62,740
Sany Heavy Industry Co. Ltd.:
(A Shares)	3,392,500	6,489,070
(A Shares)	158,900	303,939
Shenzhen Inovance Technology Co. Ltd. (A Shares)	2,266,633	20,966,256
Sinoseal Holding Co. Ltd.	61,189	325,312
Sinotruk Hong Kong Ltd.	6,313,559	13,093,807
Techtronic Industries Co. Ltd.	600,000	6,091,176
Tian Di Science & Technology Co. Ltd. (A Shares)	621,900	448,805
Turk Traktor ve Ziraat Makinalari A/S	14,054	336,076
Weichai Power Co. Ltd.:
(A Shares)	102	213
(H Shares)	1,435,000	2,638,050
Yutong Bus Co. Ltd.	523,507	987,410
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	373,730	1,514,559
		86,960,185
Marine Transportation - 0.2%
COSCO SHIPPING Holdings Co. Ltd. (H Shares)	2,786,300	2,568,249
Danaos Corp. (b)	14,895	1,048,012
Evergreen Marine Corp. (Taiwan)	2,306,400	8,227,698
Pacific Basin Shipping Ltd.	14,802,000	4,491,025
PT Temas Tbk	2,164,543	20,794
Qatar Navigation QPSC	1,814	4,733
		16,360,511
Passenger Airlines - 0.0%
Air Arabia PJSC	603,829	442,281
Korean Air Lines Co. Ltd.	87,084	1,504,047
Turk Hava Yollari AO (a)	93,931	816,501
		2,762,829
Professional Services - 0.1%
Centre Testing International Group Co. Ltd. (A Shares)	1,130,637	2,501,700
Headhunter Group PLC ADR (a)(d)	18,283	49,762
SaraminHR Co. Ltd.	3,640	46,737
WNS Holdings Ltd. sponsored ADR (a)	34,653	2,061,160
		4,659,359
Trading Companies & Distributors - 0.0%
Asia Green Energy PCL NVDR	1,601,270	88,733
BOC Aviation Ltd. Class A (c)	153,500	1,104,387
LX International Corp.	34,613	792,197
MSTC Ltd.	41,855	213,283
Sanghvi Movers Ltd.	11,349	106,953
		2,305,553
Transportation Infrastructure - 0.0%
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	183,865	2,800,664
TOTAL INDUSTRIALS		287,479,645
INFORMATION TECHNOLOGY - 13.4%
Communications Equipment - 0.2%
Accton Technology Corp.	576,000	9,778,571
Arcadyan Technology Corp.	164,000	854,058
BYD Electronic International Co. Ltd.	239,000	1,090,772
D-Link Corp.	310,000	201,427
Gemtek Technology Corp.	25,000	27,113
SerComm Corp.	431,000	1,702,255
Wistron NeWeb Corp.	396,673	1,724,610
Zhongji Innolight Co. Ltd. (A Shares)	98,600	1,311,489
Zyxel Group Corp.	215,000	383,488
		17,073,783
Electronic Equipment, Instruments & Components - 1.1%
Alltop Technology Co. Ltd.	6,000	35,259
Asia Optical Co., Inc.	27,000	57,533
Chin-Poon Industrial Co. Ltd.	164,000	255,434
Compeq Manufacturing Co. Ltd.	94,000	219,461
Control Print Ltd.	3,370	34,723
Daeduck Electronics Co. Ltd.	4,988	24,636
Delta Electronics, Inc.	287,000	2,893,219
Dynamic Holding Co. Ltd.	368,757	1,198,026
E Ink Holdings, Inc.	265,000	1,544,624
Elite Material Co. Ltd.	62,000	750,414
FIH Mobile Ltd. (a)	2,442,000	181,322
FLEXium Interconnect, Inc.	81,000	226,003
General Interface Solution Holding Ltd.	90,000	188,909
Global Brands Manufacture Ltd.	47,000	103,293
Gold Circuit Electronics Ltd.	483,000	3,507,581
HannStar Board Corp.	494,000	893,719
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,700,626	18,429,530
Isupetasys Co. Ltd.	23,596	550,939
Kingboard Chemical Holdings Ltd.	55,500	133,576
LG Innotek Co. Ltd.	9,899	1,812,488
Lotes Co. Ltd.	53,000	1,563,193
Maxscend Microelectronics Co. Ltd. (A Shares)	82,200	1,595,334
Nexcom International Co. Ltd.	50,000	76,921
Primax Electronics Ltd.	69,917	143,638
Samsung Electro-Mechanics Co. Ltd.	74,345	8,333,320
Samsung SDI Co. Ltd.	29,436	10,688,766
Sea Sonic Electronics Co. Ltd.	24,000	70,939
Shenzhen Laibao Hi-Tech Co. Ltd. (A Shares)	702,500	1,047,413
Shilchar Technologies Ltd.	2,268	68,482
Simplo Technology Co. Ltd.	104,000	1,260,415
SINBON Electronics Co. Ltd.	125,000	1,140,671
Sirtec International Co. Ltd.	1,000	917
SOLUM Co. Ltd. (a)	33,587	706,700
Suprema, Inc. (a)	3,300	52,552
Supreme Electronics Co. Ltd.	41,800	74,424
Taiwan Surface Mounting Technology Co. Ltd.	82,000	254,128
Tripod Technology Corp.	196,000	1,204,867
Unimicron Technology Corp.	706,010	3,980,245
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)	479,100	1,000,999
Ventec International Group Co. Ltd.	36,000	102,625
WebLink International, Inc.	22,000	39,451
WiSoL Co. Ltd.	4,733	26,682
Yageo Corp.	891,704	17,069,503
Zen Technologies Ltd.	781	7,235
		83,550,109
IT Services - 1.2%
Arabian Internet and Communications Services Co. Ltd.	50,537	4,194,915
ChinaSoft International Ltd.	210,000	179,855
Cigniti Technologies Ltd.	8,166	112,320
Cyient Ltd.	36,418	845,210
Digital China Holdings Ltd. (H Shares)	151,000	40,788
Elm Co.	43,894	8,712,108
FPT Corp.	183,900	696,637
Gabia, Inc.	5,261	57,028
Globant SA (a)(b)	56,657	12,509,866
HCL Technologies Ltd.	917,772	14,758,889
Infosys Ltd.	797,608	13,943,246
Infosys Ltd. sponsored ADR (b)	639,225	11,218,399
Lotte Data Communication Co.	2,071	43,576
Presight AI Holding PLC	127,135	87,929
Saksoft Ltd.	28,035	113,575
Tata Consultancy Services Ltd.	401,334	16,786,305
Zensar Technologies Ltd.	245,696	1,586,595
		85,887,241
Semiconductors & Semiconductor Equipment - 7.3%
Advanced Analog Technology, Inc.	33,000	77,045
Advanced Micro-Fabrication Equipment, Inc., China (A Shares)	235,500	5,606,789
Advanced Process Systems Corp.	2,751	44,762
Alchip Technologies Ltd.	139,000	13,768,951
Ampoc Far-East Co. Ltd.	18,000	43,697
Anpec Electronics Corp.	43,000	275,226
ASE Technology Holding Co. Ltd.	2,358,000	9,581,340
ASML Holding NV (Netherlands)	9,682	6,598,541
ASMPT Ltd.	367,600	3,757,743
ASPEED Tech, Inc.	9,000	844,216
ChipMOS TECHNOLOGIES, Inc.	216,000	280,698
Contrel Technology Co. Ltd.	122,000	70,722
Daqo New Energy Corp. ADR (a)	49,709	1,176,115
DB HiTek Co. Ltd.	17,398	828,508
eGalax_eMPIA Technology, Inc.	293,826	567,138
Elan Microelectronics Corp.	191,000	921,662
eMemory Technology, Inc.	85,853	6,877,319
Eugene Technology Co. Ltd.	4,905	163,204
Everlight Electronics Co. Ltd.	73,000	108,584
Exicon Co. Ltd.	2,786	25,248
Faraday Technology Corp.	154,000	1,890,910
Fitipower Integrated Technology, Inc.	73,700	663,150
Flat Glass Group Co. Ltd.	1,033,000	1,698,017
FocalTech Systems Co. Ltd.	195,000	801,217
Generalplus Technology, Inc.	41,000	72,869
Global Mixed-mode Technology, Inc.	89,000	758,297
Himax Technologies, Inc. sponsored ADR	8,034	45,874
ITE Tech, Inc.	193,000	962,049
JinkoSolar Holdings Co. Ltd. ADR (b)	62,700	1,968,780
KC Tech Co. Ltd.	2,576	52,517
King Yuan Electronics Co. Ltd.	2,693,000	7,102,191
Lx Semicon Co. Ltd.	12,403	820,601
Machvision, Inc.	9,000	56,759
Macroblock, Inc.	39,000	128,567
MediaTek, Inc.	1,473,528	44,352,273
MPI Corp.	46,000	320,869
Nanya Technology Corp.	955,000	2,281,342
Novatek Microelectronics Corp.	482,000	7,845,012
Parade Technologies Ltd.	31,000	1,061,441
Phison Electronics Corp.	63,000	970,203
PixArt Imaging, Inc.	32,000	164,607
Powertech Technology, Inc.	278,000	991,719
Radiant Opto-Electronics Corp.	844,000	3,548,478
Raydium Semiconductor Corp.	72,572	930,381
Realtek Semiconductor Corp.	612,000	8,762,072
Silergy Corp.	545,000	7,377,532
Silicon Motion Tech Corp. sponsored ADR	5,111	300,527
Sitronix Technology Corp.	200,000	1,840,999
SK Hynix, Inc.	487,940	50,263,620
Sonix Technology Co. Ltd.	10,000	18,123
Sunplus Innovation Technology, Inc.	25,000	142,534
Sunplus Technology Co. Ltd.	220,000	253,518
Taiwan Semiconductor Manufacturing Co. Ltd.	18,083,576	329,143,315
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	168,264	16,373,770
United Microelectronics Corp.	1,638,000	2,548,715
Will Semiconductor Ltd.	124,800	1,892,920
Winbond Electronics Corp.	2,805,422	2,533,244
		552,556,520
Software - 0.1%
Aurionpro Solutions Ltd.	5,213	109,808
Birlasoft Ltd.	34,299	259,290
CE Info Systems Ltd.	12,365	329,919
Genesis Technology, Inc.	24,833	50,463
Intellect Design Arena Ltd.	15,138	133,338
KPIT Technologies Ltd.	282,787	5,084,760
Newgen Software Technologies Ltd.	5,657	98,756
Newland Digital Technology Co. Ltd. (A Shares)	189,200	468,741
Nucleus Software Exports Ltd.	29,906	527,102
Oracle Financial Services Soft	3,355	161,387
Rategain Travel Technologies Ltd. (a)	54,887	434,413
Tanla Solutions Ltd.	13,556	149,000
Weaver Network Technology Co. L (A Shares)	58,300	407,007
ZWSOFT Co. Ltd. Guangzhou (A Shares)	121,678	1,816,922
		10,030,906
Technology Hardware, Storage & Peripherals - 3.5%
Acer, Inc.	1,897,000	2,126,844
Asia Vital Components Co. Ltd.	161,760	1,586,893
ASUSTeK Computer, Inc.	490,000	6,141,387
Avalue Technology, Inc.	54,000	180,596
Axiomtek Co. Ltd.	43,973	123,112
Chicony Electronics Co. Ltd.	123,000	624,873
Compal Electronics, Inc.	3,007,000	2,959,495
Getac Holdings Corp.	288,000	931,074
Gigabyte Technology Co. Ltd.	146,000	1,162,568
Inventec Corp.	272,000	367,333
Lenovo Group Ltd.	13,082,000	16,161,369
Lite-On Technology Corp.	527,000	1,846,414
Micro-Star International Co. Ltd.	284,000	1,659,893
Pegatron Corp.	85,000	219,837
Quanta Computer, Inc.	617,000	3,989,394
Samsung Electronics Co. Ltd.	3,757,115	210,422,720
Wistron Corp.	750,000	2,185,788
Wistron Corp. rights 12/15/23 (a)(d)	953	0
Wiwynn Corp.	55,000	3,083,195
Xiaomi Corp. Class B (a)(c)	2,939,800	5,878,621
		261,651,406
TOTAL INFORMATION TECHNOLOGY		1,010,749,965
MATERIALS - 2.5%
Chemicals - 0.7%
Abou Kir Fertilizers & Chemical Industries	68,315	175,430
Aeci Ltd.	18,422	100,967
Akzo Nobel India Ltd.	2,484	72,967
Andhra Sugars Ltd.	60,735	80,705
Asian Paints Ltd.	85,438	3,196,791
Castrol India Ltd.	14,099	23,368
China BlueChemical Ltd. (H Shares)	151,629	35,135
Formosa Plastics Corp.	1,315,000	3,384,253
Fufeng Group Ltd.	703,992	374,018
GHCL Ltd.	19,449	128,590
Grauer & Weil (INDIA) Ltd.	32,473	48,642
Guangdong Huate Gas Co. Ltd. (A Shares)	32,453	339,617
Gujarat State Fertilizers & Chemicals Ltd.	97,251	225,332
Hansol Chemical Co. Ltd.	11,203	1,732,356
KCC Corp.	400	64,161
LG Chemical Ltd.	18,450	7,111,167
Luberef	26,827	981,118
NOROO Paint & Coatings Co. Ltd.	11,018	82,475
Oci Holdings Co. Ltd.	17,925	1,362,457
Panama Petrochem Ltd.	7,418	27,534
Pcbl Ltd. /India	330,339	1,076,990
PhosAgro PJSC (a)(d)	18,583	1,182
PhosAgro PJSC:
GDR (Reg. S) (a)(d)	1	0
sponsored GDR (Reg. S) (a)(d)	359	7
Sabic Agriculture-Nutrients Co.	49,692	1,822,636
Satellite Chemical Co. Ltd. (A Shares) (a)	2,075,040	4,640,762
Saudi Basic Industries Corp.	179,604	3,791,720
Solar Industries India Ltd.	112,153	8,458,787
Sree Rayalaseema Hi-Strength Hypo Ltd.	5,061	31,249
SRF Ltd.	199,378	5,660,716
Taekwang Industrial Co. Ltd.	155	70,831
Tamilnadu Petroproducts Ltd. (a)	29,740	31,975
Unipar Carbocloro SA	3,950	54,210
Wanhua Chemical Group Co. Ltd.:
(A Shares)	282,100	3,188,140
(A Shares)	15,100	170,652
		48,546,940
Construction Materials - 0.5%
Asia Cement (China) Holdings Corp.	129,122	38,019
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)	1,017,099	3,068,578
CEMEX S.A.B. de CV sponsored ADR (a)	1,435,126	9,916,721
China National Building Materials Co. Ltd. (H Shares)	766,000	341,259
IFGL Refractories Ltd.	4,658	46,249
JK Cement Ltd.	188,000	8,214,953
NCL Industries Ltd.	21,490	56,816
Qatar National Cement Co. QSC (a)	18,192	18,492
Qatari Investors Group QSC (a)	62,258	28,026
Shree Digvijay Cement Co. Ltd.	100,212	107,443
Siam Cement PCL:
(For. Reg.)	231,700	1,880,065
rights (a)(d)	29,673	0
Tipco Asphalt NVDR	391,100	182,447
Ultratech Cement Ltd.	103,418	11,167,018
		35,066,086
Containers & Packaging - 0.0%
AGI Greenpac Ltd.	1,027	11,785
CPMC Holdings Ltd.	87,456	72,551
Klabin SA unit	475,888	2,182,179
Time Technoplast Ltd. (a)	50,359	106,597
		2,373,112
Metals & Mining - 1.2%
African Rainbow Minerals Ltd.	251,186	2,421,352
Ann Joo Resources Bhd	500	111
Antofagasta PLC	572,030	10,171,613
Arabian Pipes Co. (a)	11,192	329,957
Ashapura Minechem Ltd. (a)	8,587	37,121
Barrick Gold Corp.	731,600	12,868,844
China Zhongwang Holdings Ltd. (d)	350,800	0
CSN Mineracao SA	957,964	1,393,530
Endeavour Mining PLC	57,799	1,355,792
First Quantum Minerals Ltd.	125,537	1,027,832
Freeport-McMoRan, Inc.	120,600	4,500,792
Godawari Power & Ispat Ltd.	8,450	69,605
Gold Fields Ltd.	356,928	5,469,350
Grupo Mexico SA de CV Series B	1,535,443	7,037,834
Impala Platinum Holdings Ltd.	1,349,199	5,486,135
Indian Metals & Ferro Alloys Ltd.	6,075	38,170
Jastrzebska Spolka Weglowa SA (a)	34,708	343,011
Jindal Saw Ltd. (a)	126,837	706,796
Korea Zinc Co. Ltd.	2,186	826,572
Kumba Iron Ore Ltd.	75,045	2,357,769
Maharashtra Seamless Ltd.	32,556	379,780
MOIL Ltd.	25,877	91,953
National Aluminium Co. Ltd.	39,774	43,884
NMDC Ltd.	221,865	482,934
Novolipetsk Steel OJSC (a)(d)	355,140	3,526
Novolipetsk Steel OJSC GDR (Reg. S) (a)(d)	56,576	7,029
Polyus PJSC (a)(d)	2,468	6,002
Poongsan Corp.	1,191	32,533
Prakash Industries Ltd. (a)	177,356	321,497
Ramkrishna Forgings Ltd.	17,312	166,190
Southern Copper Corp.	2,344	168,604
Tata Steel Ltd.	1,528,067	2,343,880
Ternium SA sponsored ADR	94,674	3,742,463
Vale SA sponsored ADR	1,214,679	18,220,185
Zamil Industrial Investment Co. (a)	60,484	326,644
Zijin Mining Group Co. Ltd. (H Shares)	5,930,926	9,399,826
		92,179,116
Paper & Forest Products - 0.1%
Evergreen Fibreboard Bhd (a)	265,100	17,353
Hansol Paper Co. Ltd.	13,982	111,761
Kuantam Papers Ltd. (a)	51,505	103,371
Sappi Ltd.	123,207	258,227
Satia Industries Ltd.	48,716	68,678
Seshasayee Paper & Boards Ltd.	7,875	31,478
Suzano Papel e Celulose SA	630,400	6,887,966
West Coast Paper Mills Ltd.	36,114	282,063
		7,760,897
TOTAL MATERIALS		185,926,151
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Fibra Uno Administracion SA de CV	291,900	469,736
Real Estate Management & Development - 0.7%
AP Thailand PCL (For. Reg.)	1,778,100	542,931
Arabian Centres Co. Ltd.	69,796	369,492
Ayala Land, Inc.	15,689,400	8,824,757
China Overseas Land and Investment Ltd.	1,704,500	3,150,945
China Resources Land Ltd.	1,240,000	4,540,089
China World Trade Center Co. Ltd. (A Shares)	263,100	751,003
Corporacion Inmobiliaria Vesta S.A.B. de CV ADR (b)	157,700	5,959,483
Dar Al Arkan Real Estate Development Co. (a)	550,419	2,186,124
Emaar Development PJSC (a)	2,499,463	4,648,359
Emaar Properties PJSC	5,474,942	11,314,975
IOI Properties Group Bhd	131,800	47,804
KE Holdings, Inc. ADR	421,366	6,712,360
Megaworld Corp.	2,065,000	76,688
PT Ciputra Development Tbk	1,816,000	132,307
Rongan Property Co. Ltd. (A Shares)	328,600	116,958
Sansiri PCL (For. Reg.)	13,808,800	651,985
SP Setia Bhd	1,482,000	236,955
		50,263,215
TOTAL REAL ESTATE		50,732,951
UTILITIES - 0.5%
Electric Utilities - 0.2%
CESC Ltd. GDR	333,886	389,213
Energisa SA unit	170,291	1,826,060
Equatorial Energia SA	524,020	3,626,156
PGE Polska Grupa Energetyczna SA (a)	267,052	561,217
Power Grid Corp. of India Ltd.	1,022,205	2,561,550
Saudi Electricity Co.	668,579	3,218,589
		12,182,785
Gas Utilities - 0.1%
GAIL India Ltd.	2,831,867	4,479,609
Kunlun Energy Co. Ltd.	866,000	800,446
Mahanagar Gas Ltd.	27,228	340,044
PT Perusahaan Gas Negara Tbk Series B	16,565,400	1,190,872
		6,810,971
Independent Power and Renewable Electricity Producers - 0.2%
Gujarat Industries Power Co. Ltd.	75,470	143,594
NTPC Ltd.	5,146,402	16,127,446
		16,271,040
Multi-Utilities - 0.0%
YTL Corp. Bhd	264,900	88,120
YTL Power International Bhd	1,436,300	730,557
		818,677
Water Utilities - 0.0%
Companhia de Saneamento de Minas Gerais - COPASA	204,800	777,666
VA Tech Wabag Ltd. (a)	32,270	236,559
		1,014,225
TOTAL UTILITIES		37,097,698
TOTAL COMMON STOCKS (Cost $3,269,796,516)		3,971,912,222

Nonconvertible Preferred Stocks - 1.8%
	Shares	Value ($)
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	1,823,700	13,305,242
(PN) sponsored ADR (non-vtg.)	300,228	4,368,317
sponsored ADR	1,335,939	20,399,789
		38,073,348
FINANCIALS - 0.6%
Banks - 0.6%
Banco Bradesco SA (PN)	3,381,115	11,176,388
Itau Unibanco Holding SA	2,199,850	14,118,764
Itau Unibanco Holding SA sponsored ADR (b)	1,759,772	11,262,541
Itausa-Investimentos Itau SA (PN)	2,818,081	5,582,286
Sberbank of Russia (a)(d)	145,250	930
Sberbank of Russia (Russia) (a)(d)	128,031	820
		42,141,729
INDUSTRIALS - 0.0%
Machinery - 0.0%
Marcopolo SA (PN)	156,700	189,745
INFORMATION TECHNOLOGY - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Samsung Electronics Co. Ltd.	473,162	21,076,339
MATERIALS - 0.4%
Chemicals - 0.0%
Unipar Carbocloro SA	17,740	267,467
Metals & Mining - 0.4%
Bradespar SA (PN)	377,700	1,872,366
Cia Ferro Ligas da Bahia - Ferbasa	14,343	134,774
Gerdau SA	3,175,547	14,096,911
Gerdau SA sponsored ADR	2,166,775	9,663,817
Metalurgica Gerdau SA (PN)	574,600	1,200,087
		26,967,955
TOTAL MATERIALS		27,235,422
UTILITIES - 0.0%
Electric Utilities - 0.0%
Companhia Energetica de Minas Gerais (CEMIG) (PN)	1,202,888	2,705,371
Water Utilities - 0.0%
Cia de Saneamento do Parana	568,976	610,354
TOTAL UTILITIES		3,315,725
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $102,198,822)		132,032,308

Equity Funds - 39.7%
	Shares	Value ($)
Diversified Emerging Markets Funds - 39.7%
abrdn Emerging Markets Fund Institutional Service Class	11,140,011	142,257,941
Artisan Developing World Fund Investor Shares	4,589,539	72,468,826
Brandes Emerging Markets Value Fund Class A	12,041,321	95,848,916
Calvert Emerging Markets Equity Fund Class A	46	722
Fidelity Advisor Emerging Markets Fund Class Z (e)	14,677,561	512,540,424
Fidelity SAI Emerging Markets Index Fund (e)	16,330,203	209,679,812
Fidelity SAI Emerging Markets Low Volatility Index Fund (e)	57,023,370	613,571,462
Fidelity SAI Emerging Markets Value Index Fund (e)	66,463,995	800,891,146
Goldman Sachs Emerging Markets Equity Fund Institutional Shares	11,089,113	234,091,183
Invesco Developing Markets Fund Class R6	4,241,348	159,092,969
iShares ESG Aware MSCI EM ETF (b)	209,609	6,611,068
iShares MSCI China ETF (b)	2,137,525	91,229,567
iShares MSCI South Korea Index ETF (b)	511,975	32,274,904
Lazard Emerging Markets Equity Portfolio Open Shares	842,137	14,855,304
Matthews Pacific Tiger Fund Investor Class	178	3,357
Xtrackers Harvest CSI 300 China ETF A Shares (b)	436,513	10,838,618

TOTAL EQUITY FUNDS (Cost $2,903,120,338)		2,996,256,219

Other - 0.0%
	Shares	Value ($)
Commodity Funds - Broad Basket - 0.0%
Fidelity SAI Inflation-Focused Fund (e) (Cost $1,038)	13	1,173

U.S. Treasury Obligations - 0.1%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.32% to 5.42% 12/7/23 to 2/15/24 (g) (Cost $9,985,134)	10,060,000	9,985,565

Money Market Funds - 6.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (h)	58,505,046	58,516,747
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	71,137,932	71,145,046
State Street Institutional U.S. Government Money Market Fund Premier Class 5.31% (j)	353,073,883	353,073,883
TOTAL MONEY MARKET FUNDS (Cost $482,735,676)		482,735,676

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $6,767,837,524)	7,592,923,163
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(53,574,532)
NET ASSETS - 100.0%	7,539,348,631

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	6,781	Dec 2023	334,676,255	6,411,726	6,411,726

The notional amount of futures purchased as a percentage of Net Assets is 4.4%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $127,071,465 or 1.7% of net assets.

(d)	Level 3 security
(e)	Affiliated Fund
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,731,576.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	69,148,197	303,076,673	313,708,123	1,963,485	-	-	58,516,747	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	164,183,752	806,716,492	899,755,198	363,439	-	-	71,145,046	0.3%
Total	233,331,949	1,109,793,165	1,213,463,321	2,326,924	-	-	129,661,793

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Emerging Markets Fund Class Z	482,304,648	-	-	-	-	30,235,776	512,540,424
Fidelity SAI Emerging Markets Index Fund	218,175,605	-	17,900,000	-	2,797,264	6,606,943	209,679,812
Fidelity SAI Emerging Markets Low Volatility Index Fund	558,829,027	-	-	-	-	54,742,435	613,571,462
Fidelity SAI Emerging Markets Value Index Fund	792,656,750	-	60,000,000	-	(17,149,872)	85,384,268	800,891,146
Fidelity SAI Inflation-Focused Fund	12,162,626	11	12,003,811	11	513,226	(670,879)	1,173
	2,064,128,656	11	89,903,811	11	(13,839,382)	176,298,543	2,136,684,017

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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